Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 717,170	$ 677,090	$ 660,794
Operating expenses:
Ship operating (note 4)	166,097	150,105	138,655
Depreciation and amortization	181,527	172,459	165,541
General and administrative	30,462	34,783	24,617
Operating leases (note 11(c))	9,544	4,388	3,145
Gain on vessel (notes 6)			(9,773)
Total operating expenses	387,630	361,735	322,185
Operating earnings	329,540	315,355	338,609
Other expenses (income):
Interest expense	88,159	60,496	71,996
Interest income	(10,653)	(2,045)	(1,190)
Undrawn credit facility fees	3,109	2,725	1,516
Amortization of deferred charges (note 7)	10,342	9,477	8,574
Refinancing expenses and recoveries (note 7)	70	4,038
Change in fair value of financial instruments (note 18(b))	105,694	(60,504)	135,998
Equity (income) loss on investment (note 8(a))	(256)	670	259
Other expenses	1,828	1,470	151
Total Other expenses (income)	198,293	16,327	217,304
Net earnings	$ 131,247	$ 299,028	$ 121,305
Earnings per share (note 13):
Class A common share, basic	$ 0.80	$ 3.36	$ 0.84
Class A common share, diluted	$ 0.79	$ 2.93	$ 0.81